UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:  650 312-2000

Date of fiscal year end:  5/31

Date of reporting period:  11/30/19

Item 1.    Reports to Stockholders.

          Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended November 30, 2019, the U.S. economy continued to grow, but at a more moderate pace mainly due to concerns about trade. The U.S. Federal Reserve lowered the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.25% to 1.75% by period-end, citing muted inflation pressures, some soft business indicators and the potential effects of global developments on the U.S. economy.

During the six-month period, municipal bonds delivered positive total returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines, increased employment and the strength of the U.S. economy.

Franklin New York Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us or your financial advisor when you have questions about your Franklin tax-free investment.

Rupert H. Johnson, Jr.

Chairman

Franklin New York Tax-Free Income Fund

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of November 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin New York Tax-Free Income Fund

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes, and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.10 on May 31, 2019, to $11.16 on November 30, 2019. The Fund’s Class A shares paid dividends totaling 14.5607 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.30% based on an annualization of November’s 2.2242 cents per share dividend and the maximum offering price of $11.59 on November 30, 2019. An investor in the 2019 maximum combined effective federal and New York state and City personal income tax bracket of 53.50% (including 3.80% Medicare tax) would need to earn a distribution rate of 4.95% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Credit Quality Composition*

11/30/19

Ratings	% of Total Investments
AAA	15.94%
AA	63.90%
A	13.55%
BBB	0.85%
Below Investment Grade	0.64%
Refunded	4.93%
Not Rated	0.19%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended November 30, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries also rallied as interest rates moved in a generally downward trajectory. Municipal bonds delivered

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

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positive returns as strong demand dynamics, combined with interest-rate declines, continued to buoy the market.

Dividend Distributions*

6/1/19–11/30/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
June	2.3389	2.4679	1.9971	2.5925	2.5541
July	2.6599	2.8117	2.2578	2.9583	2.9135
August	2.4248	2.5653	2.0541	2.7000	2.6605
September	2.5190	2.6630	2.1370	2.8028	2.7599
October	2.3939	2.5400	2.0130	2.6790	2.6365
November	2.2242	2.3605	1.8705	2.4906	2.4509
Total	14.5607	15.4084	12.3295	16.2232	15.9754

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +2.39% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +3.11% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +6.48% total return.3 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, posted a +15.26% total return, outperforming the U.S. municipal bond, U.S. Treasury and corporate bond markets.3

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays Municipal Bond Index posting a +2.39% total return, compared with a +4.00% total return for the Bloomberg Barclays High Yield Municipal Bond Index.3

Municipal bond issuance during the six-month reporting period totaled approximately $241 billion, which represented a 31% increase from the prior-year’s six-month period.4 Approximately $55 billion were issued in October 2019, which was the single largest month of issuance the municipal bond market has seen since December 2017.4 In our view, demand for municipal bonds remains robust, and investors have continued to add money to municipal bond mutual funds. The Investment Company Institute reported calendar year-to-date 2019 net inflows of approximately $84 billion to the asset class through November.

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% three times in 2019—in July, September and October. The target range for the federal funds rate was 1.50%–1.75% at period-end. In its press release following the October decision, the Fed cited muted inflation and global economic concerns as the primary catalysts for the decision. The Fed noted, however, that the labor market remained strong and household spending continued to rise at a strong pace.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

New York’s large and diverse economy, which generates above-average income and wealth levels, continued to grow, although more slowly, during the six months under review. New York City, an international center for financial services, fashion and apparel, and publishing and media services, continued as the state’s main economic driver. The state’s unemployment rate started the period at 4.0% in May 2019 and was unchanged at period-end, exceeding the 3.5% national average.5 New York’s fiscal year 2020 budget, which began April 1, 2019, was adjusted through revenue and spending changes to remove a significant budget gap identified in the midyear update, and a shortfall from reduced projected tax receipts. Medicaid spending that is growing faster than the nation’s also pressured the state’s budget. New York’s net tax-supported debt was moderately high at 5.0% of personal income and $3,247 per capita, compared with the 2.2% and $1,068 national medians, respectively.6 Independent credit rating agency Standard & Poor’s (S&P) maintained its AA+ rating and stable outlook on New York’s

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Bureau of Labor Statistics.

6. Source: Moody’s Investors Service, State government – U.S.: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs, 6/3/19.

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general obligation debt.7 S&P’s rating reflected its view of the state’s strong and diverse economy, strong financial management, stable budget and financial trends, history of conservative budgeting, prudent use of monetary settlements, and well-funded pension system. S&P believed these strengths were offset by volatility in the state’s personal income tax receipts, moderately high debt levels, below average reserves, slow growth trends, and large and growing unfunded other postemployment benefits liabilities.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Portfolio Composition

11/30/19

% of Total Investments*
Tax-Supported	23.45%
Transportation	18.49%
Utilities	17.81%
Higher Education	9.80%
Refunded**	7.76%
General Obligation	6.34%
Subject to Government Appropriations	5.67%
Corporate-Backed	4.06%
Hospital & Health Care	2.79%
Housing	2.15%
Other Revenue	1.68%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led us to favor longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

7. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Performance Summary as of November 30, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]
A3,4
6-Month	+1.86%	-1.96%
1-Year	+7.65%	+3.61%
5-Year	+12.51%	+1.61%
10-Year	+38.93%	+2.95%

Advisor
6-Month	+2.07%	+2.07%
1-Year	+8.01%	+8.01%
5-Year	+13.39%	+2.55%
10-Year	+40.88%	+3.49%

Share Class	Distribution Rate[5]	Taxable Equivalent Distribution Rate[6]	30-Day Standardized Yield[7]	Taxable Equivalent 30-Day Standardized Yield[6]

A	2.30%	4.95%	1.21%	2.60%
Advisor	2.63%	5.66%	1.51%	3.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income

A	$0.145607
A1	$0.154084
C	$0.123295
R6	$0.162232
Advisor	$0.159754

Total Annual Operating Expenses8

Share Class

A	0.78%
Advisor	0.53%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/19.

6. Taxable equivalent distribution rate and yield assume the published rates as of 12/19/19 for the maximum combined effective federal and New York state and City personal income tax rate of 53.50%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,018.60	$3.94	$1,021.10	$3.94	0.78%
A1	$1,000	$1,020.20	$3.18	$1,021.85	$3.18	0.63%
C	$1,000	$1,017.50	$5.95	$1,019.10	$5.96	1.18%
R6	$1,000	$1,021.00	$2.53	$1,022.50	$2.53	0.50%
Advisor	$1,000	$1,020.70	$2.68	$1,022.35	$2.68	0.53%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

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Financial Highlights

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.10	$10.75

Income from investment operations[b]:

Net investment income[c]	0.15	0.24

Net realized and unrealized gains (losses)	0.06	0.34

Total from investment operations	0.21	0.58

Less distributions from:

Net investment income	(0.15)	(0.23)

Net asset value, end of period	$11.16	$11.10

Total return[d]	1.86%	5.46%

Ratios to average net assets[e]

Expenses[f]	0.78%	0.78%

Net investment income	2.63%	3.09%

Supplemental data

Net assets, end of period (000’s)	$257,432	$177,982

Portfolio turnover rate	11.28%	19.78%

aFor the period September 10, 2018 (effective date) to May 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2019 (unaudited)		Year Ended May 31,
			2019		2018	2017	2016	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.10		$10.86		$11.20	$11.54	$11.58	$11.69

Income from investment operations[a]:

Net investment income[b]	0.16		0.35		0.37	0.39	0.41	0.43

Net realized and unrealized gains (losses)	0.06		0.25		(0.34)	(0.33)	(0.04)	(0.11)

Total from investment operations	0.22		0.60		0.03	0.06	0.37	0.32

Less distributions from:

Net investment income	(0.15)		(0.36)		(0.37)	(0.40)	(0.41)	(0.43)

Net asset value, end of period	$11.17		$11.10		$10.86	$11.20	$11.54	$11.58

Total return[c]	2.02%		5.67%		0.26%	0.52%	3.30%	2.76%

Ratios to average net assets[d]

Expenses	0.63%	[e]	0.63%	[e]	0.64%	0.61%	0.61%	0.61%

Net investment income	2.78%		3.24%		3.33%	3.45%	3.59%	3.67%

Supplemental data

Net assets, end of period (000’s)	$3,097,140		$3,192,168		$3,421,773	$3,892,131	$4,131,002	$4,319,062

Portfolio turnover rate	11.28%		19.78%		10.58%	17.44%	4.14%	6.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

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    FRANKLIN NEW YORK TAX-FREE INCOME FUND

    FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2019		Year Ended May 31,
	(unaudited)	2019	2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.09	$10.85	$11.19	$11.52	$11.57	$11.67

Income from investment operations[a]:

Net investment income[b]	0.12	0.29	0.31	0.33	0.35	0.36

Net realized and unrealized gains (losses)	0.07	0.25	(0.34)	(0.33)	(0.05)	(0.10)

Total from investment operations	0.19	0.54	(0.03)	—	0.30	0.26

Less distributions from:

Net investment income	(0.12)	(0.30)	(0.31)	(0.33)	(0.35)	(0.36)

Net asset value, end of period	$11.16	$11.09	$10.85	$11.19	$11.52	$11.57

Total return[c]	1.75%	5.10%	(0.31)%	0.04%	2.64%	2.28%

Ratios to average net assets[d]

Expenses	1.18%[e]	1.18%[e]	1.19%	1.16%	1.16%	1.16%

Net investment income	2.23%	2.69%	2.78%	2.90%	3.04%	3.12%

Supplemental data

Net assets, end of period (000’s)	$286,859	$332,093	$506,155	$614,981	$665,206	$674,478

Portfolio turnover rate.	11.28%	19.78%	10.58%	17.44%	4.14%	6.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2019	Year Ended May 31,
	(unaudited)	2019	2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.12	$10.88	$11.15

Income from investment operations[b]:

Net investment income[c]	0.16	0.36	0.33

Net realized and unrealized gains (losses)	0.07	0.25	(0.32)

Total from investment operations	0.23	0.61	0.01

Less distributions from:

Net investment income	(0.16)	(0.37)	(0.28)

Net asset value, end of period	$11.19	$11.12	$10.88

Total return[d]	2.10%	5.80%	0.13%

Ratios to average net assets[e]

Expenses[f]	0.50%[g]	0.50%[g]	0.50%

Net investment income	2.91%	3.37%	3.47%

Supplemental data

Net assets, end of period (000’s)	$69,457	$62,689	$60,363

Portfolio turnover rate.	11.28%	19.78%	10.58%

aFor the period August 1, 2017 (effective date) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

    FRANKLIN NEW YORK TAX-FREE INCOME FUND

    FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2019		Year Ended May 31,
	(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.11	$10.87	$11.21	$11.55	$11.59	$11.69

Income from investment operations[a]:

Net investment income[b]	0.16	0.36	0.38	0.40	0.42	0.44

Net realized and unrealized gains (losses)	0.07	0.25	(0.34)	(0.33)	(0.04)	(0.10)

Total from investment operations	0.23	0.61	0.04	0.07	0.38	0.34

Less distributions from:

Net investment income	(0.16)	(0.37)	(0.38)	(0.41)	(0.42)	(0.44)

Net asset value, end of period	$11.18	$11.11	$10.87	$11.21	$11.55	$11.59

Total return[c]	2.07%	5.77%	0.35%	0.61%	3.40%	2.94%

Ratios to average net assets[d]

Expenses	0.53%[e]	0.53%[e]	0.54%	0.51%	0.51%	0.51%

Net investment income	2.88%	3.34%	3.43%	3.55%	3.69%	3.77%

Supplemental data

Net assets, end of period (000’s)	$232,809	$220,727	$240,101	$312,544	$274,034	$271,828

Portfolio turnover rate.	11.28%	19.78%	10.58%	17.44%	4.14%	6.54%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, November 30, 2019 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.4%
New York 96.8%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,099,150
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	3,925,590
Battery Park City Authority Revenue, Senior, Sustainability, Series A, 5.00%, 11/01/49	16,130,000	20,232,665
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,142,346
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,167,680
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,142,240
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,401,338
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,590,884
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,547,537
Nuvance Health Issue, Series B, 4.00%, 7/01/44	800,000	888,912
Nuvance Health Issue, Series B, 4.00%, 7/01/49	2,250,000	2,484,653
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,979,550
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	6,259,525
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	9,088,767
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,477,650
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	6,199,305
Hudson Yards Infrastructure Corp. Revenue,
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	23,853,400
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	4,385,000	4,837,050
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	17,806,350
Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	33,455,000	34,966,831
Senior, Fiscal 2012, Series A, Pre-Refunded, 5.25%, 2/15/47	1,545,000	1,622,729
Long Island Power Authority Electric System Revenue,
General, 5.00%, 9/01/39	5,000,000	6,102,000
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,897,940
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,666,000
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,968,000
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,808,600
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	21,118,140
General, Series A, 4.00%, 9/01/37	19,550,000	22,112,614
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	17,273,100
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,901,442
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,371,740
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,082,529
University of Rochester Project, Refunding, Series C, 4.00%, 7/01/43	17,570,000	19,409,579
University of Rochester Project, Refunding, Series D, 4.00%, 7/01/43	17,550,000	19,387,485
University of Rochester Project, Series A, Pre-Refunded, 5.00%, 7/01/38	6,350,000	7,252,526
University of Rochester Project, Series B, Pre-Refunded, 5.00%, 7/01/43	5,000,000	5,710,650

14	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue,
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	$4,775,000	$5,717,203
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	36,052,391
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	7,387,800
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	6,036,200
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	16,183,987
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/41	6,000,000	6,948,180
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/51	2,505,000	2,917,323
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-2, 5.00%, 11/15/45	10,000,000	11,920,900
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 4.00%, 11/15/50	7,525,000	8,277,350
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 5.00%, 11/15/31	10,305,000	12,647,636
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%, 11/15/37	8,500,000	9,503,595
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	12,137,750
Transportation, Refunding, Series B, 5.00%, 11/15/37	5,000,000	5,888,900
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,862,584
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,456,881
Transportation, Refunding, Series D, 4.00%, 11/15/42	20,000,000	22,063,800
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,840,800
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,829,250
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,648,303
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	11,357,800
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,515,166
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,771,144
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,055,800
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,033,900
Transportation, Series C, Pre-Refunded, 5.00%, 11/15/47	16,125,000	18,030,330
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	21,500,000	22,374,190
Nassau County GO, General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,164,577
New York City Educational Construction Fund Revenue, Series A, 5.75%, 4/01/41	20,000,000	21,155,200
New York City GO,
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,107,250
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,940,000
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,483
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,597,119
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,196,395
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,547,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,264,384
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,675,100
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,665,440
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,493,770
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,745,205
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	8,305,710
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	6,250,000	7,559,875

franklintempleton.com	Semiannual Report	15

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/40	$6,830,000	$8,293,874
Fiscal 2018, Series F, Subseries F-1, 5.00%, 4/01/45	10,000,000	12,026,700
Fiscal 2019, Series D, Subseries D-1, 4.00%, 12/01/43	10,000,000	11,221,600
Fiscal 2019, Series D, Subseries D-1, 5.00%, 12/01/44	10,000,000	12,179,000
Fiscal 2020, Series A, Subseries A-1, 5.00%, 8/01/43	5,000,000	6,179,000
Fiscal 2020, Series B, Subseries B-1, 4.00%, 10/01/40	3,000,000	3,421,200
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,029
Series E, Subseries E-1, 5.00%, 3/01/39	16,210,000	19,700,013
Series E, Subseries E-1, 5.00%, 3/01/44	12,500,000	15,030,500
Series E-1, 5.00%, 3/01/40	7,500,000	9,094,425
New York City HDC,
MFHR, Sustainable Neighborhood, Series K, 4.00%, 11/01/48	49,905,000	53,042,527
MFHR, Sustainable Neighborhood Bonds, Refunding, Series G-1-B, 3.00%, 11/01/44	12,295,000	12,289,713
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	19,095,380
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2011, Series EE, Pre-Refunded, 5.375%, 6/15/43	25,900,000	27,050,996
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,458,450
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	26,634,471
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	40,134,796
Second General Resolution, Fiscal 2018, Refunding, Series FF, 5.00%, 6/15/40	15,000,000	18,396,600
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	20,875,000	24,872,145
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	38,475,000	45,774,092
Second General Resolution, Fiscal 2019, Series DD-1, 5.00%, 6/15/49	27,825,000	33,704,422
Second General Resolution, Fiscal 2019, Subordinate, Series FF, Subseries FF-1, 4.00%, 6/15/49	10,000,000	11,244,500
Second General Resolution, Fiscal 2020, Refunding, Series AA, 4.00%, 6/15/40	5,000,000	5,705,250
Second General Resolution, Fiscal 2020, Refunding, Series AA, 5.00%, 6/15/40	8,000,000	10,065,120
Second General Resolution, Fiscal 2020, Series BB, Subseries BB-1, 4.00%, 6/15/49	20,000,000	22,604,000
Second General Resolution, Fiscal 2020, Series BB, Subseries BB-1, 5.00%, 6/15/49	40,000,000	49,777,200
Second General Resolution, Series EE, 5.375%, 6/15/43	13,250,000	13,814,848
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2019, Refunding, Series S-1, Subseries S-2A, 5.00%, 7/15/45	17,000,000	20,530,730
Fiscal 2019, Refunding, Series S-2, Subseries S-2A, 5.00%, 7/15/34	4,235,000	5,263,131
Fiscal 2019, Refunding, Series S-3, Subseries S-3A, 5.00%, 7/15/37	10,425,000	12,826,816
Fiscal 2019, Series S-1, Subseries S-2A, 5.00%, 7/15/43	5,230,000	6,338,446
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/36	8,630,000	10,866,982
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/37	9,060,000	11,357,525
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/38	9,515,000	11,880,714
Fiscal 2020, Series S-1, Subseries S-1A, 5.00%, 7/15/39	9,990,000	12,452,036
Fiscal 2020, Series S-1, Subseries S-1B, 4.00%, 7/15/43	11,800,000	13,329,280
Fiscal 2020, Series S-1, Subseries S-1B, 4.00%, 7/15/44	12,275,000	13,843,008
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34	740,000	742,065
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	20,054,400
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	17,821,147
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	10,000,000	10,731,900
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,534,350
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,115,343

16	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	$45,000,000	$49,842,450
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	19,249,780
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	24,135,000	27,305,856
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	20,679,000
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	5,898,107
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,765,500
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,675,700
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,652,400
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	7,918,950
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	13,415,000	15,847,274
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	4,340,000	5,184,173
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/40	3,270,000	3,939,565
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 4.00%, 8/01/43	5,645,000	6,245,176
Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/45	17,500,000	20,927,725
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-3, 4.00%, 5/01/42	7,410,000	8,274,006
Future Tax Secured, Subordinate, Fiscal 2019, Series A, Subseries A-1, 5.00%, 8/01/42	5,000,000	6,075,150
Future Tax Secured, Subordinate, Fiscal 2019, Series C, Subseries C-1, 4.00%, 11/01/42	7,500,000	8,458,950
Future Tax Secured, Subordinate, Fiscal 2020, Series A, Subseries A-3, 4.00%, 5/01/43	10,000,000	11,267,200
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A, 5.00%, 11/15/46	5,000,000	5,928,000
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	50,000,000	53,911,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,401,300
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	38,505,240
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	117,621,456
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 2, Pre-Refunded, 5.625%, 7/15/47	17,500,000	17,594,675
New York State Dormitory Authority Revenues,
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,364,360
Non-State Supported Debt, Catholic Health System Obligated Group, Refunding, Series A, 4.00%, 7/01/45	2,875,000	3,156,664
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	15,325,700
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	6,311,943
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	13,220,000	17,096,633
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding, Series 1, 4.00%, 7/01/47	5,000,000	5,588,700
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Series 1, 5.00%, 7/01/39	21,000,000	26,345,354
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	13,339,170
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	10,255,000
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,313,340
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,697,140
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	6,118,300
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	8,208,665
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,623,790

franklintempleton.com	Semiannual Report	17

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	$5,000,000	$5,818,000
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,649,740
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,900,000
Non-State Supported Debt, New York University, Series A, 4.00%, 7/01/45	3,415,000	3,881,557
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/49	50,000,000	62,159,000
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/36	11,000,000	12,848,330
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,721,100
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,341,852
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,150,420
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,149,380
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,314,155
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,627,395
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,013,800
Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.00%, 7/01/49	3,500,000	4,259,885
Non-State Supported Debt, The Rockefeller University, Green Bonds, Series B, 5.00%, 7/01/50	6,500,000	8,079,630
Non-State Supported Debt, The Rockefeller University, Green Bonds, Series C, 4.00%, 7/01/49	6,750,000	7,623,788
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/21	4,450,000	4,770,667
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/22	9,000,000	9,976,950
Non-State Supported Debt, School Districts, Bond Financing Program, Series A, 5.00%, 10/01/23	4,150,000	4,751,377
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	265,000	273,287
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	395,000	407,154
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/24	710,000	731,549
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	45,000	45,122
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/36	60,000	60,171
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/21	4,735,000	4,893,480
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	6,750,000	6,975,923
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	12,020,000	12,422,309
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	300,000	300,975
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,622,720
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,969,834
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,338,102
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,332,740
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/35	2,000,000	2,439,940
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/36	1,500,000	1,825,650
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/37	2,000,000	2,426,980

18	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	$1,000,000	$1,209,500
[a] Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 3.00%, 7/01/42	4,165,000	4,234,181
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/42	3,750,000	4,493,363
[a] Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 4.00%, 7/01/43	1,200,000	1,355,076
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/43	4,300,000	5,230,477
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/46	4,000,000	4,763,600
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/48	13,925,000	16,837,692
[a] Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 4.00%, 7/01/49	4,250,000	4,761,658
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,701,150
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, Pre-Refunded, 5.00%, 7/01/43	4,150,000	4,731,955
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,223,619
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,489,217
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,215,820
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,513,050
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/42	15,000,000	16,531,050
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/37	25,000,000	27,551,750
State Supported Debt, Mental Health Services Facilities Improvement, Series A, 5.00%, 8/15/22	5,735,000	5,896,612
State Supported Debt, Mental Health Services Facilities Improvement, Series A, Pre-Refunded, 5.00%, 8/15/22	5,000	5,142
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,272,490
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,090,580
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 2, Refunding, Series E, 5.00%, 3/15/37	15,340,000	19,058,569
Bid Group 4, Refunding, Series A, 4.00%, 3/15/46	25,000,000	27,849,750
Bid Group 4, Refunding, Series C, 4.00%, 3/15/44	5,310,000	5,927,075
Bid Group 4, Refunding, Series E, 5.00%, 3/15/44	19,715,000	24,028,248
Bid Group C, Series A, 5.00%, 3/15/41	10,000,000	11,923,900
Group C, Series A, 5.00%, 3/15/42	10,000,000	11,893,900
Series A, 5.00%, 3/15/34	10,000,000	12,064,700
Series A, 5.00%, 3/15/35	24,545,000	29,553,407
Series A, 5.00%, 3/15/36	31,550,000	37,904,801
Series A, 5.00%, 3/15/42	6,235,000	7,558,691
Series A, 4.00%, 3/15/46	16,515,000	18,201,512
Series B, 5.00%, 3/15/40	12,640,000	14,775,528
Series B, 5.00%, 3/15/41	10,520,000	12,283,152

franklintempleton.com	Semiannual Report	19

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue, (continued)
State Supported Debt, Series A, 5.00%, 3/15/31	$15,685,000	$18,051,866
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,414,202
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	41,975,162
State Supported Debt, Series A, 4.00%, 3/15/48	10,000,000	11,136,000
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/40	9,425,000	11,359,953
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/41	12,425,000	14,944,044
General Purpose, Bidding Group 3, Refunding, Series B, 5.00%, 2/15/43	4,595,000	5,502,880
General Purpose, Bidding Group 3, Refunding, Series B, 4.00%, 2/15/46	20,000,000	22,151,200
General Purpose, Refunding, Series A, 5.00%, 3/15/36	5,000,000	6,270,400
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	6,014,050
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	5,995,900
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	10,698,667
General Purpose, Refunding, Series A, 5.00%, 3/15/45	10,000,000	12,136,400
General Purpose, Series A, 5.00%, 2/15/41	4,000,000	4,726,640
General Purpose, Series A, 5.00%, 2/15/42	1,950,000	2,300,064
General Purpose, Series A, 5.00%, 2/15/43	8,450,000	9,952,833
General Purpose, Series A, 5.00%, 3/15/44	5,000,000	6,126,500
General Purpose, Series A, 4.00%, 3/15/49	10,000,000	11,183,300
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,443,306
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,464,900
New York State Environmental Facilities Corp. Revenue, State Revolving Funds, 2010 Master Financing Program, Green Bonds, Series A, 5.00%, 2/15/49	5,000,000	6,197,800
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Refunding, Series A, 5.00%, 6/15/46	28,360,000	33,942,382
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series A, 5.00%, 6/15/31	5,000,000	5,620,200
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series B, 5.00%, 6/15/48	7,500,000	9,113,775
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/42	8,355,000	10,054,491
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/47	12,345,000	14,763,015
Revolving Funds, New York City Municipal Water Finance Authority Projects-Second Resolution, Subordinated SRF, Refunding, Series B, 4.00%, 6/15/37	13,425,000	15,514,467
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,028,900
New York State Thruway Authority General Revenue,
Junior Indebtedness Obligations, Refunding, Series B, 4.00%, 1/01/50	50,000,000	55,606,000
Junior Indebtedness Obligations, Series A, 5.00%, 1/01/46	25,000,000	28,954,000
Refunding, Series L, 5.00%, 1/01/34	2,600,000	3,231,514
Refunding, Series L, 5.00%, 1/01/35	3,000,000	3,720,300
Series I, Pre-Refunded, 5.00%, 1/01/37	21,250,000	23,002,487
Series I, Pre-Refunded, 5.00%, 1/01/42	45,000,000	48,711,150
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29.	10,000,000	10,866,400
Series A, 5.00%, 4/01/27	27,000,000	29,391,390
Series A, 5.00%, 4/01/28	11,600,000	12,610,592

20	Semiannual Report	franklintempleton.com

     FRANKLIN NEW YORK TAX-FREE INCOME FUND

    STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, (continued)
Series A, 5.00%, 4/01/30	$9,000,000	$9,771,120
Series A, 5.00%, 4/01/31	10,250,000	11,123,300
Series A, 5.00%, 4/01/32	11,100,000	12,040,281
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Bidding Group 1, Series A, 5.00%, 3/15/42	10,000,000	12,203,700
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	17,994,450
State Personal Income Tax, General Purpose, Refunding, Series C, 5.00%, 3/15/42	8,400,000	10,084,536
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,841,840
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, Two Hundred Eleventh Series, 5.00%, 9/01/48	25,000,000	30,359,250
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	31,756,558
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/37	2,500,000	2,821,575
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/38	2,110,000	2,374,130
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/39	2,500,000	2,805,575
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/43	3,000,000	3,334,770
Consolidated, Refunding, Two Hundred Sixteenth Series, 4.00%, 9/01/49	11,815,000	13,343,388
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	11,917,400
[a] Consolidated, Two Hundred Eighteenth Series, 4.00%, 11/01/47	5,000,000	5,534,550
[a] Consolidated, Two Hundred Seventeenth Series, 4.00%, 11/01/41	10,000,000	11,437,700
[a] Consolidated, Two Hundred Seventeenth Series, 5.00%, 11/01/44	5,000,000	6,234,250
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	3,068,312
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,738,637
Suffolk County Water Authority Revenue, Water System, Series A, 4.00%, 6/01/41	25,000,000	28,261,750
Triborough Bridge and Tunnel Authority Revenue,
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/49	9,000,000	11,037,150
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,557,943
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	16,314,900
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	35,030,154
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	25,644,663
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	22,054,829
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,745,825
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,629,730
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	6,907,590
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	15,488,720
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45	5,000,000	5,873,550
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	5,000,000	5,568,700
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	43,741,425
Utility Debt Securitization Authority Revenue,
Restructuring, 5.00%, 12/15/41	8,500,000	10,385,300
Restructuring, Refunding, 5.00%, 12/15/33	20,000,000	24,062,400
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,943,980
Restructuring, Refunding, 5.00%, 12/15/40	10,000,000	12,245,100
Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	40,958,652
Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	6,958,363

franklintempleton.com	Semiannual Report	21

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	$1,400,000	$1,620,248
Series A, 5.00%, 4/01/45	2,250,000	2,582,078

		3,816,030,363

U.S. Territories 0.6%
Puerto Rico 0.6%
[b] Puerto Rico Electric Power Authority Power Revenue, Series WW-RSA-1, 5.25%, 7/01/33	32,250,000	24,751,875

Total Municipal Bonds before Short Term Investments (Cost $3,592,923,637)		3,840,782,238

Short Term Investments 2.5%

Municipal Bonds 2.5%
New York 2.5%
[c] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.19%, 11/01/31	32,400,000	32,400,000
[c] Nassau County IDA Revenue, Civic Facility, 1999 Cold Spring Harbor Laboratory Project, Refunding and Improvement, Daily VRDN and Put, 1.06%, 1/01/34	9,685,000	9,685,000
[c] New York City GO,
Fiscal 2014, Series D, Subseries D-4, LOC TD Bank National Association, Daily VRDN and Put, 1.19%, 8/01/40	1,525,000	1,525,000
Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.18%, 6/01/44	100,000	100,000
[c] Syracuse IDA Civic Facility Revenue,
Syracuse University Project, Series A-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.06%, 7/01/37	3,000,000	3,000,000
Syracuse University Project, Series A-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.06%, 12/01/37	2,075,000	2,075,000
[c] Triborough Bridge and Tunnel Authority Revenue,
General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.13%, 1/01/32	3,885,000	3,885,000
General, MTA Bridges and Tunnels, Refunding, Series F, LOC Citibank, Daily VRDN and Put, 1.15%, 11/01/32	5,360,000	5,360,000
General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Daily VRDN and Put, 1.15%, 1/01/32	4,600,000	4,600,000

22	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

    STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
New York (continued)
[c]Triborough Bridge and Tunnel Authority Revenue, (continued)
General, MTA Bridges and Tunnels, Refunding, Subseries B-3, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.13%, 1/01/32	$36,260,000	$36,260,000

Total Short Term Investments (Cost $98,890,000)		98,890,000

Total Investments (Cost $3,691,813,637) 99.9%		3,939,672,238
Other Assets, less Liabilities 0.1%		4,024,791

Net Assets 100.0%		$3,943,697,029

See Abbreviations on page 35.

aSecurity purchased on a when-issued basis. See Note 1(b).

bSee Note 7 regarding defaulted securities.

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2019 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,691,813,637

Value - Unaffiliated issuers	$3,939,672,238
Cash	393,577
Receivables:
Investment securities sold	10,734,742
Capital shares sold	1,929,638
Interest	42,298,912
Other assets	855

Total assets	3,995,029,962

Liabilities:
Payables:
Investment securities purchased	44,048,341
Capital shares redeemed	3,532,510
Management fees	1,497,680
Distribution fees	462,049
Transfer agent fees	350,118
Trustees’ fees and expenses	5,704
Distributions to shareholders	1,233,408
Accrued expenses and other liabilities	203,123

Total liabilities	51,332,933

Net assets, at value	$3,943,697,029

Net assets consist of:
Paid-in capital	$4,021,757,925
Total distributable earnings (loss)	(78,060,896)

Net assets, at value	$3,943,697,029

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2019 (unaudited)

Class A:
Net assets, at value	$257,431,606

Shares outstanding	23,058,834

Net asset value per share[a]	$11.16

Maximum offering price per share (net asset value per share ÷ 96.25%)	$11.59

Class A1:
Net assets, at value	$3,097,140,047

Shares outstanding	277,224,054

Net asset value per share[a]	$11.17

Maximum offering price per share (net asset value per share ÷ 96.25%)	$11.61

Class C:
Net assets, at value	$286,859,483

Shares outstanding	25,709,208

Net asset value and maximum offering price per share[a]	$11.16

Class R6:
Net assets, at value	$69,457,012

Shares outstanding	6,209,178

Net asset value and maximum offering price per share	$11.19

Advisor Class:
Net assets, at value	$232,808,881

Shares outstanding	20,825,701

Net asset value and maximum offering price per share	$11.18

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2019 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$67,725,533

Expenses:
Management fees (Note 3a)	9,061,043
Distribution fees: (Note 3c)
Class A	275,588
Class A1	1,579,130
Class C	1,011,577
Transfer agent fees: (Note 3e)
Class A	68,902
Class A1	987,042
Class C	97,263
Class R6	8,708
Advisor Class	71,396
Custodian fees (Note 4)	15,003
Reports to shareholders	76,067
Registration and filing fees	33,370
Professional fees	68,462
Trustees’ fees and expenses	48,679
Other	65,965

Total expenses	13,468,195
Expense reductions (Note 4)	(4,853)
Expenses waived/paid by affiliates (Note 3f)	(894)

Net expenses	13,462,448

Net investment income	54,263,085

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	2,169,435

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	21,789,519

Net realized and unrealized gain (loss)	23,958,954

Net increase (decrease) in net assets resulting from operations	$78,222,039

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

    FRANKLIN NEW YORK TAX-FREE INCOME FUND

    FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2019	Year Ended
	(unaudited)	May 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 54,263,085	$127,709,384
Net realized gain (loss)	2,169,435	(2,492,551)
Net change in unrealized appreciation (depreciation)	21,789,519	90,230,931

Net increase (decrease) in net assets resulting from operations	78,222,039	215,447,764

Distributions to shareholders:
Class A	(2,850,916)	(2,601,195)
Class A1	(43,444,943)	(108,682,232)
Class M	—	(14)
Class C	(3,437,251)	(11,227,139)
Class R6	(969,482)	(2,056,434)
Advisor Class	(3,252,407)	(7,738,366)

Total distributions to shareholders	(53,954,999)	(132,305,380)

Capital share transactions: (Note 2)
Class A	78,359,693	171,274,719
Class A1	(114,513,317)	(296,268,511)
Class M	—	(4,919)
Class C	(47,174,671)	(178,136,329)
Class R6	6,373,106	1,001,280
Advisor Class	10,726,124	(23,745,555)

Total capital share transactions	(66,229,065)	(325,879,315)

Net increase (decrease) in net assets	(41,962,025)	(242,736,931)
Net assets:
Beginning of period	3,985,659,054	4,228,395,985

End of period	$3,943,697,029	$3,985,659,054

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class M was closed to investors effective at the close of market June 8, 2018.

Effective September 10, 2018, Class A shares were renamed A1, and the Fund began offering a new class of shares, Class A. Class A1 shares are only offered to existing Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

28	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.   Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

franklintempleton.com	Semiannual Report	29

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2019		May 31, 2019[a,b]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[c]	8,320,851	$92,890,796	17,586,313	$187,900,707
Shares issued in reinvestment of distributions	238,226	2,664,829	223,945	2,420,440
Shares redeemed	(1,539,876)	(17,195,932)	(1,770,625)	(19,046,428)

Net increase (decrease)	7,019,201	$78,359,693	16,039,633	$171,274,719

Class A1 Shares:
Shares sold	3,704,492	$41,471,300	11,890,232	$127,788,751
Shares issued in reinvestment of distributions	3,228,960	36,136,651	8,335,928	89,909,083
Shares redeemed	(17,193,366)	(192,121,268)	(47,727,804)	(513,966,345)

Net increase (decrease)	(10,259,914)	$(114,513,317)	(27,501,644)	$(296,268,511)

Class M Shares:
Shares redeemed			(455)	(4,919)

Net increase (decrease)			(455)	$(4,919)
Class C Shares:
Shares sold	1,982,606	$22,150,826	3,025,093	$32,714,884
Shares issued in reinvestment of distributions	280,616	3,136,123	946,002	10,194,177
Shares redeemed[c]	(6,499,322)	(72,461,620)	(20,673,352)	(221,045,390)

Net increase (decrease)	(4,236,100)	$(47,174,671)	(16,702,257)	$(178,136,329)

Class R6 Shares:
Shares sold	902,216	$10,095,604	1,484,013	$16,041,623
Shares issued in reinvestment of distributions	86,502	969,454	190,298	2,055,217
Shares redeemed	(418,026)	(4,691,952)	(1,586,339)	(17,095,560)

Net increase (decrease)	570,692	$6,373,106	87,972	$1,001,280

Advisor Class Shares:
Shares sold	2,718,202	$30,383,643	6,708,605	$72,449,988
Shares issued in reinvestment of distributions	257,796	2,886,417	629,680	6,795,594
Shares redeemed	(2,016,376)	(22,543,936)	(9,562,468)	(102,991,137)

Net increase (decrease)	959,622	$10,726,124	(2,224,183)	$(23,745,555)

aFor the period September 10, 2018 (effective date) to May 31, 2019, for Class A.

bClass M was closed to investors on June 8, 2018.

cMay include a portion of Class C shares that were automatically converted to Class A.

30	Semiannual Report	franklintempleton.com

    FRANKLIN NEW YORK TAX-FREE INCOME FUND

    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended November 30, 2019, the annualized gross effective investment management fee rate was 0.456% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate, for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

franklintempleton.com	Semiannual Report	31

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.  Transactions with Affiliates (continued)

c.  Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class A1	0.10%
Class C	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$37,514
CDSC retained	$17,046

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2019, the Fund paid transfer agent fees of $1,233,311, of which $636,871 was retained by Investor Services.

f.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2020. Prior to October 1, 2019, Investor Services had voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees did not exceed 0.02%.

g.  Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2019, these purchase and sale transactions aggregated $69,155,000 and $67,380,000, respectively.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

32	Semiannual Report	franklintempleton.com

    FRANKLIN NEW YORK TAX-FREE INCOME FUND

    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$65,803,336
Long term	251,085,010

Total capital loss carryforwards	$316,888,346

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,706,382,527

Unrealized appreciation	$256,077,824
Unrealized depreciation	(22,788,113)
Net unrealized appreciation (depreciation)	$233,289,711

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2019, aggregated $456,625,810 and $435,021,992, respectively.

7.  Defaulted Securities

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At November 30, 2019, the value of this security was $24,751,875, representing 0.6% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8.  Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

franklintempleton.com	Semiannual Report	33

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2019, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At November 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

34	Semiannual Report	franklintempleton.com

    FRANKLIN NEW YORK TAX-FREE INCOME FUND

    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
XLCA	XL Capital Assurance

franklintempleton.com	Semiannual Report	35

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019-2020 Franklin Templeton Investments. All rights reserved.	1115 S 01/20

Item  2.    Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item  3.    Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.
N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By	S\MATTHEW T. HINKLE

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date	January 31, 2020

By	S\GASTON GARDEY

Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	January 31, 2020